FAIR VALUE MEASUREMENTS - Cross-currency Swaps, Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Payments or receipts in settlement of cross-currency swaps	$ 23
Cross-currency swaps | Net Investment Hedging | Designated as Hedging Instrument
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Aggregate notional amounts	1,250
Fair value cross-currency swaps liability, net	70	$ 13
Fair value cross-currency swaps liability	79	22
Fair value cross-currency swaps asset	$ 9	$ 9